MORGAN STANLEY SPECIAL GROWTH FUND
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003

DEAR SHAREHOLDER:

During the 12-month period ended February 28, 2003, growth stocks were particularly hard hit across the capitalization spectrum, and weakness was especially pronounced in the traditional growth areas of technology, biotechnology, and telecom services. The year 2002 began on a strong note, as investors were hopeful about the prospects for economic recovery, but that optimism quickly dissipated amid a growing number of headlines that told of accounting and corporate governance scandals. The viability of many companies, and even entire industry groups, also came into question, as seven of the 12 largest-ever U.S. bankruptcies took place during the year. This included the bankruptcy of WorldCom, the largest of all time.

Weak corporate profits, a slew of earnings warnings and misses, and a lack of encouraging forward guidance also contributed to market pessimism, as did investor concern about geopolitical issues overseas, particularly in the Middle East. The macroeconomic picture did show some signs of improvement, as evidenced by four consecutive quarters of Gross Domestic Product (GDP) growth, and interest rates fell to their lowest levels in 40 years. However, concerns remained about the psychology of the consumer, especially in light of unemployment levels, which hit an eight-year high of six percent as well as concerns over a sharp rise in energy prices. In addition, investors continued to wait in hope for an increase in business spending that will likely be necessary for a sustainable recovery.


PERFORMANCE AND PORTFOLIO STRATEGY

For the twelve-month period ended February 28, 2003, Morgan Stanley Special Growth Fund's Class A, B, C and D shares posted total returns of -41.40 percent, -41.88 percent, -41.78 percent and -41.30 percent, respectively. For the same period, the S&P Small-Cap 600 Index returned -19.50 percent, the Russell 2000 Growth Index returned -26.79 percent and the Lipper Mid-Cap Growth Funds Index returned -24.09 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results.

The Fund's underperformance versus its benchmark was driven by both stock selection and sector allocation. Technology accounted for roughly 70 percent of the underperformance, due to both stock selection and an overweighting of technology holdings in the Fund's portfolio. Some of the Fund's larger holdings in the software and semiconductor areas, particularly Retek, Siebel Systems, Semtech, and Maxim Integrated Products, detracted the most from performance. The technology sector was hurt by expectations early in 2002 for a strong second-half recovery in IT spending, which did not materialize. With few exceptions, end demand did not pick up, and companies missed earnings and lowered guidance

MORGAN STANLEY SPECIAL GROWTH FUND
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003 CONTINUED

throughout the year. Within software, companies had difficulties closing deals, which on average were significantly lower than in the past. Semiconductor-related companies were hurt by sluggish PC sales, excess capacity, and pricing pressure from Asian manufacturers.

Stock selection within health care (e.g., Andrx, Alkermes) and producer durables (e.g., Polycom, Varian Semiconductor Equipment) also had a negative impact on performance, as did the Fund's underweight in the areas of financial services and energy, two of the better-performing sectors during the period. An overweight and favorable stock selection in consumer discretionary, the largest sector in the portfolio, helped relative performance, as did stock selection within materials and processing.

Effective October 1, 2002, the Investment Manager's Small/Mid-Cap Growth team assumed management responsibilities for the Fund. Current members of the team include Dennis Lynch and David Cohen. The new portfolio managers work in conjunction with a team of analysts and other portfolio managers known as the Research Cooperative, which has had significant experience in managing growth portfolios across the capitalization spectrum for both individual and institutional investors. The Research Cooperative is intensely focused on adding value through bottom-up fundamental stock selection and has had a strong track record of doing so.

Since taking over the day-to-day management of the Fund, the new team has significantly repositioned the portfolio to bring it in line with our overall small-cap growth strategy. The team reduced the Fund's weightings in consumer discretionary, health care, and technology, while increasing exposure to financial services, producer durables, and energy. The team also broadened the portfolio, in terms of both sector allocation and individual holdings, making the Fund less focused and top-heavy. For example, as of September 30, 2002, the Fund held 89 equity positions with the top ten holdings comprising 34 percent of the total portfolio and the largest single position amounting to 6.5 percent. In addition, the top three sectors accounted for nearly 92 percent of the portfolio. In comparison, on February 28, 2003 the Fund held 129 equity positions with the top ten holdings comprising 21 percent of the total portfolio and the largest single position amounted to 3.3 percent. Also, the top three sectors accounted for 67 percent. It is also encouraging to note that of the top 15 positive contributors to relative performance, 14 of them were holdings that the new team purchased after taking over management on October 1, 2002.

The portfolio management team believes that they can best enhance returns through bottom-up stock selection, rather than by making top-down thematic or sector bets, and the current portfolio positioning reflects this view. The Fund's capitalization range was changed from the S&P SmallCap 600 Index to the Russell 2000 Growth Index. This change was reflected in a prospectus supplement dated October 1, 2002.


LOOKING AHEAD
We believe that there are signs of stabilization and we are cautiously optimistic that the economic recovery will take hold. Recent data on purchasing activity are encouraging, and we see early stage

MORGAN STANLEY SPECIAL GROWTH FUND
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2003 CONTINUED

positives in areas such as advertising. Consumer spending has slowed some but has not halted. In our view, corporate spending needs to pick up in order to sustain a recovery. At this point, there is not a great deal of visibility for the vast number of companies we follow. Geopolitical concerns around oil and the possibility of war continue to cast a cloud for individual companies and the markets in general. We continue to invest in a mix of stable and cyclical growth companies, and at the margin, we will look to add beta to the Fund in anticipation of a recovery.

We appreciate your ongoing support of Morgan Stanley Special Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO





ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY SPECIAL GROWTH FUND
FUND PERFORMANCE o FEBRUARY 28, 2003


GROWTH OF $10,000 -- CLASS B

                              [LINE CHART OMITTED]

     Date            Fund     S&P 600(4)  Lipper(6)   Russell(5)
--------------     --------   ----------  ---------   ----------
August 2, 1993      10,000      10,000      10,000      10,000
August 31, 1993     10,080      10,472      10,471      10,434
November 30, 1993    9,850      10,639      10,724      10,642
February 28, 1994   10,300      11,226      11,416      11,307
May 31, 1994         8,910      10,339      10,337      10,390
August 31, 1994      9,210      10,730      10,879      10,826
November 30, 1994    9,190      10,147      10,909      10,544
February 28, 1995    9,900      10,668      11,549      11,062
May 31, 1995        10,740      11,302      12,223      11,708
August 31, 1995     13,300      13,112      14,583      13,657
November 30, 1995   15,060      13,289      15,421      13,838
February 29, 1996   16,240      13,981      16,124      14,667
May 31, 1996        20,580      15,639      18,621      16,931
August 31, 1996     17,860      14,855      16,886      14,927
November 30, 1996   17,810      16,200      17,753      15,436
February 28, 1997   15,730      16,317      16,910      15,156
May 31, 1997        16,540      17,509      17,506      16,016
August 31, 1997     18,350      19,922      19,304      17,930
November 30, 1997   18,850      20,174      19,215      17,764
February 28, 1998   21,080      22,017      20,932      19,086
May 31, 1998        20,570      21,775      20,823      18,554
August 31, 1998     15,790      16,277      15,948      13,213
November 30, 1998   20,270      19,091      19,646      16,500
February 28, 1999   22,840      18,250      21,473      17,082
May 31, 1999        25,410      20,187      23,848      19,283
August 31, 1999     28,154      20,217      25,288      18,936
November 30, 1999   42,354      21,098      31,881      21,889
February 29, 2000   66,329      25,089      47,360      31,441
May 31, 2000        41,196      23,043      34,783      23,081
August 31, 2000     58,367      25,915      43,559      26,335
November 30, 2000   31,518      22,728      30,143      18,820
February 28, 2001   26,603      24,998      27,841      18,629
May 31, 2001        28,651      26,161      28,401      19,449
August 31, 2001     21,699      26,060      25,006      17,134
November 30, 2001   21,239      25,477      24,446      17,066
February 28, 2002   17,780      26,967      23,312      16,352
May 31, 2002        17,007      28,682      23,158      16,372
August 31, 2002     12,036      23,578      18,580      12,675
November 30, 2002   11,678      24,034      19,391      13,579
February 28, 2003   10,334(3)   21,709      17,697      11,971



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                 CLASS A SHARES*
---------------------------------------------------------
1 Year                        (41.40)%(1)   (44.47)%(2)
5 Years                       (12.65)%(1)   (13.59)%(2)
Since Inception (7/28/97)     ( 8.89)%(1)   ( 9.76)%(2)


                 CLASS B SHARES**
---------------------------------------------------------
1 Year                        (41.88)%(1)   (44.78)%(2)
5 Years                       (13.29)%(1)   (13.60)%(2)
Since Inception (8/2/93)        0.34 %(1)     0.34 %(2)


                 CLASS C SHARES+
---------------------------------------------------------
1 Year                        (41.78)%(1)   (42.36)%(2)
5 Years                       (13.33)%(1)   (13.33)%(2)
Since Inception (7/28/97)     ( 9.59)%(1)   ( 9.59)%(2)


                 CLASS D SHARES++
---------------------------------------------------------
1 Year                                      (41.30)%(1)
5 Years                                     (12.49)%(1)
Since Inception (7/28/97)                   ( 8.71)%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on February 28, 2003.
(4) The S&P Small-Cap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(6) The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003


       NUMBER OF
        SHARES                                                          VALUE
--------------------------------------------------------------------------------
                  COMMON STOCKS (99.9%)
                  Advertising/Marketing Services (2.3%)
        63,850    Abitron Inc.* ..............................       $ 1,990,204
        52,900    R.H. Donnelley Corp.* ......................         1,639,900
                                                                     -----------
                                                                       3,630,104
                                                                     -----------
                  Aerospace & Defense (2.0%)
        22,000    Alliant Techsystems, Inc.* .................         1,062,600
        41,500    Moog Inc. (Class A)* .......................         1,274,050
        36,000    United Defense Industries, Inc.* ...........           773,280
                                                                     -----------
                                                                       3,109,930
                                                                     -----------
                  Airlines (1.3%)
        75,600    JetBlue Airways Corp.* .....................         1,992,816
                                                                     -----------
                  Apparel/Footwear Retail (2.4%)
        26,750    Abercrombie & Fitch Co. ....................
                  (Class A)* .................................           735,625
        88,000    Chico's FAS, Inc.* .........................         1,590,160
        65,300    Hot Topic, Inc.* ...........................         1,443,130
                                                                     -----------
                                                                       3,768,915
                                                                     -----------
                  Biotechnology (8.7%)
        56,250    Amylin Pharmaceuticals, Inc.* ..............           862,875
        38,700    Celgene Corp.* .............................           847,569
        52,700    Charles River Laboratories
                  International, Inc.* .......................         1,576,257
        24,700    CV Therapeutics, Inc.* .....................           435,708
        88,800    Dendreon Corp.* ............................           363,991
        32,000    Gen-Probe Inc.* ............................           769,920
        23,500    Martek Biosciences Corp.* ..................           573,141
         9,600    Neurocrine Biosciences, Inc.* ..............           404,448
        85,125    NPS Pharmaceuticals, Inc.* .................         1,477,770
        58,000    Regeneron Pharmaceuticals, Inc.* ...........         1,063,720
        37,600    Scios, Inc.* ...............................         1,640,864
        33,050    Techne Corp.* ..............................           717,846
       144,250    Telik, Inc.* ...............................         1,720,902
        27,950    Trimeris, Inc.* ............................         1,118,559
                                                                     -----------
                                                                      13,573,570
                                                                     -----------
                  Broadcasting (2.0%)
       145,400    Radio One, Inc. (Class D)* .................         1,997,796
        34,900    Westwood One, Inc.* ........................         1,162,868
                                                                     -----------
                                                                       3,160,664
                                                                     -----------


       NUMBER OF
        SHARES                                                          VALUE
--------------------------------------------------------------------------------
                  Building Products (0.3%)
        31,300    Griffon Corp.* .............................       $   410,030
                                                                     -----------
                  Casino/Gaming (4.1%)
        36,350    Alliance Gaming Corp.* .....................           530,710
       112,545    GTECH Holdings Corp.* ......................         3,275,059
       153,100    Penn National Gaming, Inc.* ................         2,608,824
                                                                     -----------
                                                                       6,414,593
                                                                     -----------
                  Catalog/Specialty
                  Distribution (0.9%)
       133,700    J. Jill Group Inc.* ........................         1,378,447
                                                                     -----------
                  Chemicals: Specialty (1.0%)
        63,700    Albemarle Corp. ............................         1,560,013
                                                                     -----------
                  Computer Communications (1.2%)
        51,650    Emulex Corp.* ..............................           928,150
       201,175    Extreme Networks, Inc.* ....................           945,522
                                                                     -----------
                                                                       1,873,672
                                                                     -----------
                  Computer Peripherals (1.5%)
        23,750    Imation Corp* ..............................           855,000
        70,250    Storage Technology Corp.* ..................         1,624,882
                                                                     -----------
                                                                       2,479,882
                                                                     -----------

                  Computer Processing
                  Hardware (0.2%)
        30,100    Cray, Inc.* ................................           256,753
                                                                     -----------
                  Contract Drilling (2.1%)
       392,000    Grey Wolf, Inc.* ...........................         1,634,640
        48,450    Patterson-UTI Energy, Inc.* ................         1,605,633
                                                                     -----------
                                                                       3,240,273
                                                                     -----------
                  Data Processing Services (1.4%)
        77,125    Global Payments Inc. .......................         2,154,873
                                                                     -----------
                  Discount Stores (0.8%)
        49,350    Fred's, Inc. ...............................         1,203,153
                                                                     -----------
                  Electronic Components (0.9%)
       114,175    Kopin Corp.* ...............................           535,481
        48,250    SanDisk Corp.* .............................           804,810
                                                                     -----------
                                                                       1,340,291
                                                                     -----------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 CONTINUED


       NUMBER OF
        SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  Electronic Production
                  Equipment (1.5%)
        64,100    ASM International NV
                  (Netherlands)* .............................       $   704,459
        40,450    Cymer, Inc.* ...............................         1,221,590
        32,400    Rudolph Technologies, Inc.* ................           437,724
                                                                     -----------
                                                                       2,363,773
                                                                     -----------
                  Finance/Rental/Leasing (2.0%)
        97,650    Doral Financial Corp. ......................         3,164,837
                                                                     -----------
                  Financial Publishing/
                  Services (3.2%)
       375,400    Interactive Data Corp.* ....................         5,049,130
                                                                     -----------
                  Food: Major Diversified (0.5%)
        95,900    Del Monte Foods Co.* .......................           784,462
                                                                     -----------
                  Food: Specialty/Candy (1.6%)
        20,300    International Multifoods Corp.* ............           399,910
        74,190    J & J Snack Foods* .........................         2,147,801
                                                                     -----------
                                                                       2,547,711
                                                                     -----------
                  Home Building (1.7%)
         8,100    NVR, Inc.* .................................         2,688,795
                                                                     -----------
                  Hospital/Nursing
                  Management (0.4%)
        32,900    Community Health Care* .....................           616,875
                                                                     -----------
                  Hotels/Resorts/Cruiselines (0.5%)
        76,500    Orient-Express Hotels Ltd.
                  (Class A) (Bermuda)* .......................           715,275
                                                                     -----------
                  Industrial Machinery (0.3%)
        11,900    Actuant Corp. (Class A)* ...................           440,300
                                                                     -----------
                  Information Technology
                  Services (1.8%)
        83,000    J.D. Edwards & Co.* ........................           995,170
        28,400    MTC Technologies, Inc.* ....................           516,880
        26,150    SRA International, Inc. (Class A)* .........           667,871
        39,500    Verint Systems Inc.* .......................           677,425
                                                                     -----------
                                                                       2,857,346
                                                                     -----------

       NUMBER OF
        SHARES                                                          VALUE
--------------------------------------------------------------------------------
                  Insurance Brokers/Services (1.2%)
        63,200    Hilb, Rogal & Hamilton Co. .................       $ 1,878,936
                                                                     -----------
                  Internet Software/Services (2.7%)
        36,900    Internet Security Systems, Inc.* ...........           423,243
        70,100    Secure Computing Corp.* ....................           318,955
        38,600    United Online, Inc.* .......................           550,436
       101,300    VeriSign, Inc.* ............................           781,023
       925,800    Vignette Corp.* ............................         1,407,216
        39,200    WebEx Communications, Inc.* ................           434,728
        27,600    webMethods, Inc.* ..........................           297,528
                                                                     -----------
                                                                       4,213,129
                                                                     -----------
                  Investment Managers (1.3%)
        35,800    Affiliated Managers Group, Inc.* ...........         1,518,278
        30,100    W.P. Stewart & Co. Ltd. ....................           471,366
                                                                     -----------
                                                                       1,989,644
                                                                     -----------
                  Life/Health Insurance (1.5%)
        47,750    StanCorp Financial Group, Inc. .............         2,375,563
                                                                     -----------
                  Medical Distributors (0.3%)
        38,655    Neoforma, Inc.* ............................           396,600
                                                                     -----------
                  Medical Specialties (1.3%)
        61,100    Cooper Companies, Inc. (The) ...............         1,774,955
        24,500    Viasys Healthcare, Inc.* ...................           310,660
                                                                     -----------
                                                                       2,085,615
                                                                     -----------
                  Medical/Nursing Services (0.8%)
        53,200    Apria Healthcare Group, Inc.* ..............         1,171,996
                                                                     -----------
                  Metal Fabrications (0.9%)
        81,900    Maverick Tube Corp.* .......................         1,428,336
                                                                     -----------
                  Miscellaneous Commercial Services (4.4%)
       151,700    Corporate Executive Board Co. ..............         5,101,671
       114,200    Forrester Research, Inc.* ..................         1,467,470
        11,200    G & K Services, Inc. (Class A) .............           284,368
                                                                     -----------
                                                                       6,853,509
                                                                     -----------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 CONTINUED


       NUMBER OF
        SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  Oil & Gas Production (3.9%)
       265,300    Chesapeake Energy Corp. ....................       $ 2,154,236
        16,600    Evergreen Resources, Inc.* .................           748,328
       119,100    Pioneer Natural Resources Co.* .............         3,114,465
                                                                     -----------
                                                                       6,017,029
                                                                     -----------
                  Oil Refining/Marketing (0.6%)
        60,600    Frontier Oil Corp. .........................           990,810
                                                                     -----------
                  Other Consumer Services (2.9%)
        29,450    Career Education Corp.* ....................         1,369,425
        72,200    DeVry, Inc.* ...............................         1,233,176
        17,700    Hotels.com (Class A)* ......................           795,969
        22,250    Strayer Education, Inc. ....................         1,186,148
                                                                     -----------
                                                                       4,584,718
                                                                     -----------
                  Packaged Software (6.4%)
        31,600    Hyperion Solutions Corp.* ..................           813,384
       255,150    Informatica Corp.* .........................         1,638,063
        45,700    Mercury Interactive Corp.* .................         1,482,965
       171,400    Micromuse Inc.* ............................           999,262
        46,900    NetIQ Corp.* ...............................           577,808
       107,150    Precise Software Solutions Ltd.* ...........         1,767,975
        99,500    Quest Software, Inc.* ......................           983,060
       103,500    Red Hat, Inc.* .............................           609,615
       241,100    TIBCO Software, Inc.* ......................         1,140,403
                                                                     -----------
                                                                      10,012,535
                                                                     -----------
                  Pharmaceuticals: Generic Drugs (1.6%)
        11,700    Pharmaceutical Resources, Inc.* ............           438,165
        55,200    Taro Pharmaceuticals
                  Industries Ltd. (Israel)* ..................         2,026,944
                                                                     -----------
                                                                       2,465,109
                                                                     -----------
                  Pharmaceuticals: Other (0.7%)
       144,600    Allos Therapeutics Inc.* ...................           636,240
        23,700    Inveresk Research Group Inc.* ..............           402,663
                                                                     -----------
                                                                       1,038,903
                                                                     -----------
                  Publishing: Newspapers (2.3%)
        41,100    Media General, Inc. (Class A) ..............         2,059,110
        37,760    Pulitzer, Inc. .............................         1,610,086
                                                                     -----------
                                                                       3,669,196
                                                                     -----------
       NUMBER OF
        SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  Recreational Products (1.1%)
        74,500    Leapfrog Enterprises, Inc. .................       $ 1,684,445
                                                                     -----------
                  Regional Banks (1.3%)
        52,700    Southwest Bancorporation of Texas, Inc.* ...         1,666,374
        12,100    Texas Regional Bancshares, Inc. (Class A) ..           400,389
                                                                     -----------
                                                                       2,066,763
                                                                     -----------
                  Restaurants (3.7%)
        30,300    CBRL Group, Inc. ...........................           809,010
        65,000    Chicago Pizza & Browery, Inc.* .............           377,650
        26,850    Krispy Kreme Doughnuts, Inc.* ..............           882,023
        34,150    P.F. Chang's China Bistro, Inc.* ...........         1,131,048
       111,200    Sonic Corp.* ...............................         2,504,224
                                                                     -----------
                                                                       5,703,955
                                                                     -----------
                  Savings Banks (0.9%)
        93,700    Provident Financial Services, Inc.* ........         1,428,925
                                                                     -----------
                  Semiconductors (3.3%)
        23,700    Actel Corp.* ...............................           388,680
        62,850    Exar Corp.* ................................           790,025
        74,696    Intersil Corp. (Class A)* ..................         1,168,992
        73,550    Marvell Technology Group Ltd. (Bermuda)* ...         1,515,130
        53,150    Micrel, Inc.* ..............................           522,996
       112,850    Skyworks Solutions, Inc.* ..................           787,693
                                                                     -----------
                                                                       5,173,516
                                                                     -----------
                  Services to the Health Industry (3.5%)
        75,975    Accredo Health, Inc.* ......................         1,804,406
        71,000    Eclipsys Corp.* ............................           545,280
        83,300    Specialty Laboratories, Inc.* ..............           626,416
        71,300    Stericycle, Inc.* ..........................         2,526,159
                                                                     -----------
                                                                       5,502,261
                                                                     -----------
                  Specialty Stores (2.9%)
        23,800    Cost Plus, Inc.* ...........................           553,350
        80,750    Dick's Sporting Goods, Inc.* ...............         1,888,743
        48,450    Kirkland's, Inc.* ..........................           528,105
        45,700    Tractor Supply Company* ....................         1,511,299
                                                                     -----------
                                                                       4,481,497
                                                                     -----------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS O FEBRUARY 28, 2003 CONTINUED


       NUMBER OF
        SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  Specialty Telecommunications (1.7%)
        33,800    Commonwealth Telephone Enterprises, Inc.* ..       $ 1,276,288
        87,700    IDT Corp. (Class B)* .......................         1,333,917
                                                                     -----------
                                                                       2,610,205
                                                                     -----------
                  Steel (0.6%)
        52,800    Lone Star Technologies, Inc.* ..............           967,296
                                                                     -----------
                  Telecommunication Equipment (0.3%)
        21,600    UTStarcom, Inc.* ...........................           392,688
                                                                     -----------
                  Trucks/Construction/Farm Machinery (0.4%)
        39,150    AGCO Corp.* ................................           635,796
                                                                     -----------
                  Wholesale Distributors (0.8%)
        46,050    Fisher Scientific International, Inc.* .....         1,323,017
                                                                     -----------
                  Total Common Stocks (Cost $162,477,407) ....       155,918,475
                                                                     -----------



 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                           VALUE
---------------------------------------------------------------
              SHORT-TERM INVESTMENTS (0.5%)
              REPURCHASE AGREEMENTS
   $566    Joint repurchase agreement
              account 1.36% due
              03/03/03 (dated
              02/28/03; proceeds
              $566,064) (a)
              (Cost $566,000)...............      $    566,000
                                                  ------------
    240    The Bank of New York
              1.188% due 03/03/03
              (dated 02/28/03;
              proceeds $240,714) (b)
              (Cost $240,690)...............           240,690
                                                  ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $806,690)..................           806,690
                                                  ------------
TOTAL INVESTMENTS
(Cost $163,284,097) (c).........   100.4%          156,725,165
LIABILITIES IN EXCESS OF OTHER
ASSETS .........................    (0.4)             (638,981)
                                   -----          ------------
NET ASSETS .....................   100.0%         $156,086,184
                                   =====          ============

---------------------------
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) Collateralized by Federal Farm Credit Bank 5.25% due 10/09/12 valued at $240,705.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,029,469 and the aggregate gross unrealized depreciation is $17,588,401, resulting in net unrealized depreciation of $6,558,932.


                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2003

ASSETS:
Investments in securities, at value
 (cost $163,284,097) .......................................        $156,725,165
Cash .......................................................              48,487
Receivable for:
  Investments sold .........................................           1,864,999
  Shares of beneficial interest sold .......................             101,676
  Dividends ................................................              22,961
Prepaid expenses and other assets ..........................             110,252
                                                                    ------------
  TOTAL ASSETS .............................................         158,873,540
                                                                    ------------
LIABILITIES:
Payable for:
  Investments purchased ....................................           2,295,928
  Shares of beneficial interest redeemed ...................             183,735
  Investment management fee ................................             121,855
  Distribution fee .........................................              92,173
Accrued expenses and other payables ........................              93,665
                                                                    ------------
  TOTAL LIABILITIES ........................................           2,787,356
                                                                    ------------
  NET ASSETS ...............................................        $156,086,184
                                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ............................................        $490,363,807
Net unrealized depreciation ................................          (6,558,932)
Accumulated net realized loss ..............................        (327,718,691)
                                                                    ------------
  NET ASSETS ...............................................        $156,086,184
                                                                    ============
CLASS A SHARES:
Net Assets .................................................       $  11,270,287
Shares Outstanding (unlimited authorized, $.01 par value) ..           1,169,275
  NET ASSET VALUE PER SHARE ................................               $9.64
                                                                           =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ..........              $10.17
                                                                          ======
CLASS B SHARES:
Net Assets .................................................        $109,783,944
Shares Outstanding (unlimited authorized, $.01 par value) ..          11,895,135
  NET ASSET VALUE PER SHARE ................................               $9.23
                                                                           =====
CLASS C SHARES:
Net Assets .................................................          $5,398,159
Shares Outstanding (unlimited authorized, $.01 par value) ..             585,936
  NET ASSET VALUE PER SHARE ................................               $9.21
                                                                           =====
CLASS D SHARES:
Net Assets .................................................         $29,633,794
Shares Outstanding (unlimited authorized, $.01 par value) ..           3,038,601
  NET ASSET VALUE PER SHARE ................................               $9.75
                                                                           =====


                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2003



NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,506 foreign withholding tax) ..........       $     161,561
Interest ...................................................              86,255
                                                                   -------------
  TOTAL INCOME .............................................             247,816
                                                                   -------------
EXPENSES
Investment management fee ..................................           2,307,083
Distribution fee (Class A shares) ..........................              25,349
Distribution fee (Class B shares) ..........................           1,743,081
Distribution fee (Class C shares) ..........................              80,948
Transfer agent fees and expenses ...........................             999,276
Shareholder reports and notices ............................              89,646
Registration fees ..........................................              79,773
Professional fees ..........................................              59,772
Custodian fees .............................................              25,556
Trustees' fees and expenses ................................              12,875
Other ......................................................              10,064
                                                                   -------------
  TOTAL EXPENSES ...........................................           5,433,423
                                                                   -------------
  NET INVESTMENT LOSS ......................................          (5,185,607)
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss ..........................................        (136,471,712)
Net change in unrealized depreciation ......................          13,316,273
                                                                   -------------
  NET LOSS .................................................        (123,155,439)
                                                                   -------------
NET DECREASE ...............................................       $(128,341,046)
                                                                   =============

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                     FOR THE YEAR       FOR THE YEAR
                                                                        ENDED               ENDED
                                                                  FEBRUARY 28, 2003   FEBRUARY 28, 2002
                                                                 ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss ............................................   $  (5,185,607)      $  (8,978,564)
Net realized loss ..............................................    (136,471,712)       (147,552,519)
Net change in unrealized depreciation ..........................      13,316,273         (17,069,021)
                                                                   -------------       -------------
  NET DECREASE .................................................    (128,341,046)       (173,600,104)
Net decrease from transactions in shares of beneficial interest      (37,117,689)        (46,437,659)
                                                                   -------------       -------------
  NET DECREASE .................................................    (165,458,735)       (220,037,763)
NET ASSETS:
Beginning of period ............................................     321,544,919         541,582,682
                                                                   -------------       -------------
END OF PERIOD ..................................................   $ 156,086,184       $ 321,544,919
                                                                   =============       =============


                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Special Growth Fund (the "Fund"), formerly Morgan Stanley Small Cap Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

MORGAN STANLEY SPECIAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 CONTINUED

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

Prior to October 1, 2002, under a Sub-Advisory Agreement between the Investment Manager and TCW Investment Management Company (the "Sub-Advisor"), the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation equal to 40% of its monthly compensation.

MORGAN STANLEY SPECIAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $45,752,836 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $18, $439,657 and $2,691, respectively and received $12,975 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2003 aggregated $267,018,112 and $306,504,743, respectively.

MORGAN STANLEY SPECIAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 CONTINUED

Included in the aforementioned transactions are purchases and sales of $374,775 and $7,684,655, respectively, including a net realized gain of $2,653,788 for portfolio transactions with other Morgan Stanley Funds.

At February 28, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, owned 150,730 Class D shares of beneficial interest of the Fund.

For the year ended February 28, 2003, the Fund incurred brokerage commissions of $12,687 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, Fund had transfer agent fees and expenses payable of approximately $12,200.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:





                                               FOR THE YEAR                     FOR THE YEAR
                                                   ENDED                            ENDED
                                             FEBRUARY 28, 2003                FEBRUARY 28, 2002
                                     -------------------------------- --------------------------------
                                          SHARES          AMOUNT           SHARES          AMOUNT
                                     --------------- ---------------- --------------- ----------------
CLASS A SHARES
Sold ..............................       987,720      $ 12,701,010       1,163,376     $  22,695,349
Redeemed ..........................      (673,508)       (8,843,650)     (1,182,940)      (22,790,801)
                                       ----------      ------------      ----------     -------------
Net increase (decrease) - Class A .       314,212         3,857,360         (19,564)          (95,452)
                                       ----------      ------------      ----------     -------------
CLASS B SHARES
Sold ..............................     1,309,652        17,497,072       3,713,901        81,603,438
Redeemed ..........................    (5,820,808)      (71,451,575)     (6,645,494)     (137,889,624)
                                       ----------      ------------      ----------     -------------
Net decrease - Class B ............    (4,511,156)      (53,954,503)     (2,931,593)      (56,286,186)
                                       ----------      ------------      ----------     -------------
CLASS C SHARES
Sold ..............................       166,535         2,179,439         234,630         4,836,995
Redeemed ..........................      (293,001)       (3,519,887)       (351,967)       (7,250,017)
                                       ----------      ------------      ----------     -------------
Net decrease - Class C ............      (126,466)       (1,340,448)       (117,337)       (2,413,022)
                                       ----------      ------------      ----------     -------------
CLASS D SHARES
Sold ..............................     2,091,888        29,118,203       1,872,398        39,870,240
Redeemed ..........................    (1,201,463)      (14,798,301)     (1,399,138)      (27,513,239)
                                       ----------      ------------      ----------     -------------
Net increase - Class D ............       890,425        14,319,902         473,260        12,357,001
                                       ----------      ------------      ----------     -------------
Net decrease in Fund ..............    (3,432,985)     $(37,117,689)     (2,595,234)    $ (46,437,659)
                                       ==========      ============      ==========     =============

MORGAN STANLEY SPECIAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 CONTINUED


6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

As of February 28, 2003, the tax-basis components of accumulated earnings were as follows:


Net accumulated earnings ............            --
Capital loss carryforward* ..........     $(325,714,632)
Net unrealized depreciation .........        (8,562,991)
                                          -------------
Total accumulated losses ............     $(334,277,623)
                                          =============

*As of February 28, 2003, the Fund had a net capital loss carryforward of approximately $325,715,000 which will expire between February 28, 2009-2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $5,185,607.

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                          FOR THE YEAR ENDED FEBRUARY 28,
                                                         ------------------------------------------------------------------
                                                             2003          2002          2001         2000*        1999
                                                         ------------- ------------- ------------ ------------- -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $16.45        $24.42       $ 62.72       $23.13       $21.18
                                                            ------        ------       -------       ------       ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................     (0.20)        (0.30)        (0.40)       (0.41)       (0.29)
 Net realized and unrealized gain (loss) ...............     (6.61)        (7.67)       (36.19)       42.93         2.24
                                                            ------        ------       -------       ------       ------
Total income (loss) from investment operations .........     (6.81)        (7.97)       (36.59)       42.52         1.95
                                                            ------        ------       -------       ------       ------
Less distributions from net realized gain ..............       --            --         ( 1.71)       (2.93)        --
                                                            ------        ------       -------       ------       ------
Net asset value, end of period .........................    $ 9.64        $16.45       $ 24.42       $62.72       $23.13
                                                            ======        ======       =======       ======       ======
TOTAL RETURN+ .........................................     (41.40)%      (32.64)%      (59.57)%     191.77 %       9.21 %

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      1.76 %        1.59 %        1.33 %       1.40 %       1.50 %
Net investment loss ....................................     (1.65)%       (1.40)%      ( 0.95)%      (1.13)%      (1.40)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $11,270       $14,064       $21,357      $36,835       $2,450
Portfolio turnover rate ................................       119 %          25 %          37 %         59 %         51 %

------------
  *   Year ended February 29, 2000.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                                 ------------------------------------------------------------------------------
                                                     2003              2002           2001             2000*           1999
                                                 -------------    -------------   -------------    ------------    ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $15.88           $23.76          $ 61.57          $ 22.84         $ 21.08
                                                    ------           ------          -------          -------         -------
Income (loss) from investment operations:
 Net investment loss[+/+] ....................       (0.30)           (0.45)           (0.69)          (0.55)           (0.43)
 Net realized and unrealized gain (loss) .....       (6.35)           (7.43)          (35.41)           42.21            2.19
                                                    ------           ------          -------          -------         -------
Total income (loss) from investment operations       (6.65)           (7.88)          (36.10)           41.66            1.76
                                                    ------           ------          -------          -------         -------
Less distributions from net realized gain ....        --               --              (1.71)          (2.93)            --
                                                    ------           ------          -------          -------         -------
Net asset value, end of period ...............      $ 9.23           $15.88          $ 23.76          $ 61.57         $ 22.84
                                                    ======           ======          =======          =======         =======
TOTAL RETURN+ ................................      (41.88)%         (33.16)%         (59.89)%         190.41 %          8.35 %

RATIOS TO AVERAGE NET ASSET(1):
Expenses .....................................        2.55 %           2.35 %           2.03 %           1.85 %          2.18 %
Net investment loss ..........................       (2.44)%          (2.16)%          (1.65)%          (1.58)%         (2.08)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......    $109,784         $260,504         $459,380        $1,069,96        $322,489
Portfolio turnover rate ......................         119 %             25 %             37 %             59 %            51 %

------------
 *    Year ended February 29, 2000.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                          FOR THE YEAR ENDED FEBRUARY 28,
                                                         ------------------------------------------------------------------
                                                              2003          2002         2001         2000*         1999
                                                         ------------- ------------- ------------ ------------- -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $15.85        $23.67        $61.40       $22.85       $21.08
                                                            ------        ------        ------       ------       ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................     (0.30)        (0.41)        (0.73)       (0.70)       (0.45)
 Net realized and unrealized gain (loss) ...............     (6.34)        (7.41)       (35.29)       42.18         2.22
                                                            ------        ------        ------       ------       ------
Total income (loss) from investment operations .........     (6.64)        (7.82)       (36.02)       41.48         1.77
                                                            ------        ------        ------       ------       ------
Less distributions from net realized gain ..............      --            --           (1.71)       (2.93)        --
                                                            ------        ------        ------       ------       ------
Net asset value, end of period .........................    $ 9.21        $15.85       $ 23.67       $61.40       $22.85
                                                            ======        ======       =======       ======       ======
TOTAL RETURN+  .........................................    (41.78)%      (33.16)%      (59.93)%     189.51 %       8.35 %

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      2.55 %        2.20 %        2.16 %       2.18 %       2.26 %
Net investment loss ....................................     (2.44)%       (2.01)%       (1.78)%      (1.91)%      (2.16)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $5,398       $11,294       $19,639      $28,675       $2,662
Portfolio turnover rate ................................       119 %          25 %          37 %         59 %         51 %

------------
 *    Year ended February 29, 2000.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                          FOR THE YEAR ENDED FEBRUARY 28,
                                                         ------------------------------------------------------------------
                                                              2003          2002         2001         2000*        1999
                                                         ------------- ------------- ------------ ------------- -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $16.61        $24.60        $63.11       $23.20       $21.21
                                                            ------        ------        ------       ------       ------
Income (loss) from investment operations:
 Net investment loss[+/+] ..............................    (0.18)         (0.25)        (0.32)       (0.35)       (0.24)
 Net realized and unrealized gain (loss) ...............    (6.68)         (7.74)       (36.48)       43.19         2.23
                                                            ------        ------        ------       ------       ------
Total income (loss) from investment operations .........    (6.86)         (7.99)       (36.80)       42.84         1.99
                                                            ------        ------        ------       ------       ------
Less distributions from net realized gain ..............      --            --           (1.71)       (2.93)        --
                                                            ------        ------        ------       ------       ------
Net asset value, end of period .........................    $ 9.75        $16.61        $24.60       $63.11       $23.20
                                                            ======        ======        ======       ======       ======
TOTAL RETURN+ ..........................................    (41.30)%      (32.48)%      (59.53)%     192.59 %       9.38 %

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      1.55 %        1.35 %        1.16 %       1.18 %       1.26 %
Net investment loss ....................................     (1.44)%       (1.16)%       (0.78)%      (0.91)%      (1.16)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $29,634       $35,683       $41,207      $21,570          $13
Portfolio turnover rate ................................       119 %          25 %          37 %         59 %         51 %

------------
 *    Year ended February 29, 2000.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL GROWTH FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY SPECIAL GROWTH FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Special Growth Fund (the "Fund"), formerly Morgan Stanley Small Cap Growth Fund, including the portfolio of investments, as of February 28, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Special Growth Fund as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 16, 2003

MORGAN STANLEY SPECIAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                              TERM OF                                PORTFOLIOS IN
                                            OFFICE AND                                   FUND
      NAME, AGE AND         POSITION(S)      LENGTH OF                                  COMPLEX
        ADDRESS OF           HELD WITH         TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE       REGISTRANT       SERVED*      DURING PAST 5 YEARS       BY TRUSTEE**         BY TRUSTEE
-------------------------- ------------- ---------------- ------------------------- -------------- -------------------------
Michael Bozic (62)         Trustee       Since            Retired; Director or           123       Director of Weirton Steel
c/o Mayer, Brown,                        April 1994       Trustee of the Morgan                    Corporation.
Rowe & Maw                                                Stanley Funds and TCW/DW
Counsel to the                                            Term Trust 2003; formerly
Independent Trustees                                      Vice Chairman of Kmart
1675 Broadway                                             Corporation (December
New York, NY                                              1998-October 2000),
                                                          Chairman and Chief
                                                          Executive Officer of
                                                          Levitz Furniture
                                                          Corporation (November
                                                          1995-November 1998) and
                                                          President and Chief
                                                          Executive Officer of
                                                          Hills Department Stores
                                                          (May 1991-July 1995);
                                                          formerly variously
                                                          Chairman, Chief Executive
                                                          Officer, President and
                                                          Chief Operating Officer
                                                          (1987-1991) of the Sears
                                                          Merchandise Group of
                                                          Sears, Roebuck & Co.

Edwin J. Garn (70)         Trustee       Since            Director or Trustee of        123        Director of Franklin
c/o Summit Ventures LLC                  January 1993     the Morgan Stanley Funds                 Covey (time management
1 Utah Center                                             and TCW/DW Term Trust                    systems), BMW Bank of
201 S. Main Street                                        2003; formerly United                    North America, Inc.
Salt Lake City, UT                                        States Senator (R-Utah)                  (industrial loan
                                                          (1974-1992) and Chairman,                corporation), United
                                                          Senate Banking Committee                 Space Alliance (joint
                                                          (1980-1986); formerly                    venture between Lockheed
                                                          Mayor of Salt Lake City,                 Martin and the Boeing
                                                          Utah (1971-1974);                        Company) and Nuskin Asia
                                                          formerly Astronaut, Space                Pacific (multilevel
                                                          Shuttle Discovery (April                 marketing); member of the
                                                          12-19, 1985); Vice                       board of various civic
                                                          Chairman, Huntsman                       and charitable
                                                          Corporation (chemical                    organizations.
                                                          company); member of the
                                                          Utah Regional Advisory
                                                          Board of Pacific Corp.

Wayne E. Hedien (68)       Trustee       Since            Retired; Director or          123        Director of The PMI Group
c/o Mayer, Brown,                        September 1997   Trustee of the Morgan                    Inc. (private mortgage
Rowe & Maw                                                Stanley Funds and TCW/DW                 insurance); Trustee and
Counsel to the                                            Term Trust 2003; formerly                Vice Chairman of The
Independent Trustees                                      associated with the                      Field Museum of Natural
1675 Broadway                                             Allstate Companies                       History; director of
New York, NY                                              (1966-1994), most                        various other business
                                                          recently as Chairman of                  and charitable
                                                          The Allstate Corporation                 organizations.
                                                          (March 1993-December
                                                          1994) and Chairman and
                                                          Chief Executive Officer
                                                          of its wholly-owned
                                                          subsidiary, Allstate
                                                          Insurance Company (July
                                                          1989-December 1994).

MORGAN STANLEY SPECIAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED


                                                                                       NUMBER OF
                                              TERM OF                                PORTFOLIOS IN
                                            OFFICE AND                                   FUND
      NAME, AGE AND         POSITION(S)      LENGTH OF                                  COMPLEX
        ADDRESS OF           HELD WITH         TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE       REGISTRANT       SERVED*      DURING PAST 5 YEARS       BY TRUSTEE**         BY TRUSTEE
-------------------------- ------------- ---------------- ------------------------- -------------- -------------------------
Dr. Manuel H. Johnson (53) Trustee       Since            Chairman of the Audit         123        Director of NVR,
c/o Johnson Smick                        July 1991        Committee and Director or                Inc. (home
International, Inc. 1133                                  Trustee of the Morgan                    construction);
Connecticut Avenue, N.W.                                  Stanley Funds and TCW/DW                 Chairman and Trustee
Washington, D.C.                                          Term Trust 2003; Senior                  of the Financial
                                                          Partner, Johnson Smick                   Accounting
                                                          International, Inc., a                   Foundation
                                                          consulting firm;                         (oversight
                                                          Co-Chairman and a founder                organization of the
                                                          of the Group of Seven                    Financial Accounting
                                                          Council (G7C), an                        Standards Board).
                                                          international economic
                                                          commission; formerly Vice
                                                          Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and
                                                          Assistant Secretary of
Michael E. Nugent (66)                                    the U.S. Treasury.
c/o Triumph Capital, L.P.
237 Park Avenue            Trustee       Since            Chairman of the Insurance     200        Director of various
New York, NY                             July 1991        Committee and Director or                business
                                                          Trustee of the Morgan                    organizations.
                                                          Stanley Funds and TCW/DW
                                                          Term Trust 2003;
                                                          director/ trustee of
                                                          various investment
                                                          companies managed by
                                                          Morgan Stanley Investment
                                                          Management Inc. and
                                                          Morgan Stanley
                                                          Investments LP (since
                                                          July 2001); General
                                                          Partner, Triumph Capital,
                                                          L.P., a private
                                                          investment partnership;
                                                          formerly Vice President,
                                                          Bankers Trust Company and
                                                          BT Capital Corporation
                                                          (1984-1988).

                                       23

MORGAN STANLEY SPECIAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:

                                                                                        NUMBER OF
                                               TERM OF                                PORTFOLIOS IN
                                             OFFICE AND                                   FUND
      NAME, AGE AND          POSITION(S)      LENGTH OF                                  COMPLEX
        ADDRESS OF            HELD WITH         TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
    INTERESTED TRUSTEE        REGISTRANT       SERVED*      DURING PAST 5 YEARS       BY TRUSTEE**         BY TRUSTEE
--------------------------- ------------- ---------------- ------------------------- -------------- -------------------------
Charles A. Fiumefreddo (69) Chairman of   Since            Chairman and Director or      123        None
c/o Morgan Stanley Trust    the Board     July 1991        Trustee of the Morgan
Harborside Financial        and Trustee                    Stanley Funds and TCW/DW
Center, Plaza Two,                                         Term Trust 2003; formerly
Jersey City, NJ                                            Chairman, Chief Executive
                                                           Officer and Director of
                                                           the Investment Manager,
                                                           the Distributor and
                                                           Morgan Stanley Services,
                                                           Executive Vice President
                                                           and Director of Morgan
                                                           Stanley DW, Chairman and
                                                           Director of the Transfer
                                                           Agent, and Director
                                                           and/or officer of various
                                                           Morgan Stanley
                                                           subsidiaries (until June
                                                           1998) and Chief Executive
                                                           Officer of the Morgan
                                                           Stanley Funds and the
                                                           TCW/DW Term Trusts (until
                                                           September 2002).

James F. Higgins (54)       Trustee       Since            Director or Trustee of        123        None
c/o Morgan Stanley Trust                  June 2000        the Morgan Stanley Funds
Harborside Financial                                       and TCW/DW Term Trust
Center, Plaza Two,                                         2003 (since June 2000);
Jersey City, NJ                                            Senior Advisor of Morgan
                                                           Stanley (since August
                                                           2000); Director of the
                                                           Distributor and Dean
                                                           Witter Realty Inc.;
                                                           Director of AXA
                                                           Financial, Inc. and The
                                                           Equitable Life Assurance
                                                           Society of the United
                                                           States (financial
                                                           services); previously
                                                           President and Chief
                                                           Operating Officer of the
                                                           Private Client Group of
                                                           Morgan Stanley (May
                                                           1999-August 2000),
                                                           President and Chief
                                                           Operating Officer of
                                                           Individual Securities of
                                                           Morgan Stanley (February
                                                           1997-May 1999).

Philip J. Purcell (59)      Trustee       Since            Director or Trustee of        123        Director of American
1585 Broadway                             April 1994       the Morgan Stanley Funds                 Airlines, Inc. and
New York, NY                                               and TCW/DW Term Trust                    its parent company,
                                                           2003; Chairman of the                    AMR Corporation.
                                                           Board of Directors and
                                                           Chief Executive Officer
                                                           of Morgan Stanley and
                                                           Morgan Stanley DW;
                                                           Director of the
                                                           Distributor; Chairman of
                                                           the Board of Directors
                                                           and Chief Executive
                                                           Officer of Novus Credit
                                                           Services Inc.; Director
                                                           and/or officer of various
                                                           Morgan Stanley
                                                           subsidiaries.


-----------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY SPECIAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH             TIME
       EXECUTIVE OFFICER            REGISTRANT          SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  ------------------- -----------------  --------------------------------------------------------------
                               President and       President since    President and Chief Operating Officer of Morgan Stanley
Mitchell M. Merin (49)         Chief Executive     May 1999 and       Investment Management (since December 1998); President,
1221 Avenue of the Americas    Officer             Chief Executive    Director (since April 1997) and Chief Executive Officer
New York, NY                                       Officer since      (since June 1998) of the Investment Manager and Morgan
                                                   September 2002     Stanley Services; Chairman, Chief Executive Officer and
                                                                      Director of the Distributor (since June 1998); Chairman
                                                                      (since June 1998) and Director (since January 1998) of the
                                                                      Transfer Agent; Director of various Morgan Stanley
                                                                      subsidiaries; President (since May 1999) and Chief Executive
                                                                      Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999)
                                                                      and President and Chief Executive Officer (since October
                                                                      2002) of the Van Kampen Open-End Funds and President and
                                                                      Chief Executive Officer (since December 2002) of the Van
                                                                      Kampen Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and
                                                                      Executive Vice President of the Distributor (April 1997-June
                                                                      1998), Vice President of the Morgan Stanley Funds (May
                                                                      1997-April 1999), and Executive Vice President of Morgan
                                                                      Stanley.

Barry Fink (48)                Vice President,     Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                        Management; Managing Director (since December 2000), and
                                                                      Director (since July 1998) of the Investment Manager and
                                                                      Morgan Stanley Services; Assistant Secretary of Morgan
                                                                      Stanley DW; Vice President, Secretary and General Counsel of
                                                                      the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since
                                                                      February 1997); Vice President and Secretary of the
                                                                      Distributor; previously, Vice President and Assistant
                                                                      General Counsel of the Investment Manager and Morgan Stanley
                                                                      Services (February 1997 - December 2001).

Joseph J. McAlinden (60)       Vice President      Since              Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995          Investment Manager, Morgan Stanley Investment Management
New York, NY                                                          Inc. and Morgan Stanley Investments LP; Director of the
                                                                      Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                      Funds.

Ronald E. Robison (64)         Vice President      Since              Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998       (since February 1999) of the Investment Manager and Morgan
New York, NY                                                          Stanley Services and Chief Executive Officer and Director of
                                                                      the Transfer Agent; previously Managing Director of the TCW
                                                                      Group Inc.

Thomas F. Caloia (56)          Treasurer           Since              Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                           April 1989         Treasurer of the Investment Manager, the Distributor and
Harborside Financial                                                  Morgan Stanley Services; previously First Vice President of
Center, Plaza Two                                                     the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                                       Services; Treasurer of the Morgan Stanley Funds.

Francis Smith (37)             Vice President      Since              Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002     Stanley Funds and TCW/DW Term Trust 2003 (since September
Harborside Financial           Financial Officer                      2002); Executive Director of the Investment Manager and
Center, Plaza Two,                                                    Morgan Stanley Services (since December 2001); previously
Jersey City, NJ                                                       Vice President of the Investment Manager and Morgan Stanley
                                                                      Services (August 2000-November 2001), Senior Manager at
                                                                      PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                      Associate-Fund Administration at BlackRock Financial
                                                                      Management (July 1996-December 1997).

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

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









                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO OMITTED]


[MORGAN STANLEY LOGO OMITTED]

[GRAPHIC OMITTED]

MORGAN STANLEY
SPECIAL GROWTH FUND


ANNUAL REPORT
FEBRUARY 28, 2003


37892RPT-10582D03-AP-4/03